Fair Value (Transfers Between Levels) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Assets And Liabilities Transferred Between Levels 1 And Levels 2	$ 203	$ 160